UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009
                                                   -----------------

Check here if Amendment [   ];               Amendment Number: _____

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Ecofin Limited
             ----------------------------------
Address:     15 Buckingham Street
             ----------------------------------
             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------
Title:     Chairman
           ------------------------
Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     April 30, 2009
           ---------------     ----------------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -----------

Form 13F Information Table Entry Total:     33
                                            -----------

Form 13F Information Table Value Total:     $364,929
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

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

                                                                                     Invest-
                                Title                                                 ment    Other          Voting Authority
                                 Of                  Value     Shares /  Sh /  Put/  Discre-  Mana-  ------------------------------
Security                        Class     CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers         Sole        Shared  None
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ------------------------------
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ALLEGHENY ENERGY INC           COM      017361106     3,239     139,800   SH          Sole                    139,800
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHENIERE ENERGY INC            COM      16411Q101    11,662   2,737,525   SH          Sole                  2,737,525
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CMS ENERGY CORP                COM      125896100    18,760   1,584,430   SH          Sole                  1,584,430
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EDISON INTERNATIONAL           COM      281020107    16,812     583,564   SH          Sole                    583,564
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EMPRESA NAC                    SPONSORED
ELEC-CHIL-SP ADR (US*)         ADR      29244T101     2,055      54,800   SH          Sole                     54,800
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENTERGY CORP                   COM      29364G103    25,874     379,995   SH          Sole                    379,995
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FPL GROUP INC                  COM      302571104    13,875     273,502   SH          Sole                    273,502
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GREAT PLAINS ENERGY INC        COM      391164100     1,867     138,613   SH          Sole                    138,613
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
HAWAIIAN ELECTRIC INDS         COM      419870100     1,484     108,000   SH          Sole                    108,000
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP              COM      465685105    74,662   1,711,647   SH          Sole                  1,711,647
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MCDERMOT INTL INC              COM      580037109     5,183     387,047   SH          Sole                    387,047
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MEMC ELECTRONIC MATERIALS      COM      92240G101     1,336      81,000   SH          Sole                     81,000
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NEW JERSEY RESOURCES CORP      COM      646025106     5,432     159,865   SH          Sole                    159,865
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NORTHEAST UTILITIES            COM      664397106    12,197     564,931   SH          Sole                    564,931
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NRG 5 3/4  (UN*)               CONVPRF  629377870    11,733     666,666   SH          Sole                    666,666
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
P G AND E CORP                 COM      69331C108    29,394     769,084   SH          Sole                    769,084
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PORTLAND GENERAL               COM
ELECTRIC CO                    NEW      736508847    14,873     845,553   SH          Sole                    845,553
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PROGRESS ENERGY                COM      743263105    27,228     750,907   SH          Sole                    750,907
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PUBLIC SERVICE ENTERPRISE GP   COM      744573106     6,929     235,134   SH          Sole                    235,134
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SEMPRA ENERGY                  COM      816851109     7,543     163,121   SH          Sole                    163,121
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SHORT SANDP500 PROSHARES US    COM      74347R503     4,366      55,800   SH          Sole                     55,800
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SPECTRA ENERGY CORP            COM      847560109     5,737     405,761   SH          Sole                    405,761
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SPY P74 20-JUNE-2009           UNIT
(X100)                         SER 1    78462F103     5,377      17,945   SH          Sole                     17,945
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTH JERSEY INDUSTRIES        COM      838518108     3,719     106,252   SH          Sole                    106,252
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTHERN UNION 7.55% PREF      CONVPRF  844030601     1,613      84,900   SH          Sole                     84,900
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTHERN UNION CO              COM      844030106     4,414     290,000   SH          Sole                    290,000
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WESTAR ENERGY INC              COM      95709T100    12,637     720,891   SH          Sole                    720,891
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WGL HOLDINGS                   COM      92924F106     7,485     228,209   SH          Sole                    228,209
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WILLIAMS COS INC               COM      969457100     7,879     692,388   SH          Sole                    692,388
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
VECTREN CORPORATION            COM      92240G101     5,515     261,505   SH          Sole                    261,505
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
XCEL ENERGY INC                COM      98389B100     9,419     505,587   SH          Sole                    505,587
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
                               SBI
XLU P23 20-JUNE-2009           INT-
(X100)                         UTILS    81369Y886       770      11,000   SH          Sole                     11,000
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
YINGLI GREEN ENERGY
HOLD-ADR (US*)                 ADR      98584B103     3,860     641,200   SH          Sole                    641,200
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----